Note 3 - Earnings Per Share (Details Textual) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance (in shares)	12,150	14,500
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Ending Balance (in dollars per share)	$ 8.78	$ 8.78	$ 8.78
Treasury Stock, Shares, Ending Balance (in shares)	929,362	871,162
Treasury Stock, Shares, Acquired (in shares)	58,200	98,832
Employee Stock Option and Restricted Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in shares)	67,295	0
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number, Ending Balance (in shares)	67,634	56,066